Leases - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation expense on right-of-use assets	€ (214)	€ (223)	€ (225)
Expenses relating to short-term leases	(13)	(22)	(26)
Interest expense on lease liabilities	(24)	(25)	(28)
Income from subleasing leasehold and freehold properties	8	4	9
Gains arising from sale and leaseback transactions	15		9
Total recognized in the income statement	€ (228)	€ (266)	€ (261)